Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Treasury Stock (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous equity [abstract]
Number of shares (in shares)	19,269,678	15,870,258
Amounts (In millions of Korean won)	₩ 882,224	₩ 825,838